Income taxes - Schedule of Net Changes in Deferred Income Taxes (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax beginning balance	R$ (49,419)
Recognized against other comprehensive income	88,395
Recognized against profit or loss	153,066
Recognized against goodwill	(12,318)
Deferred tax ending balance	179,724
Assets at FVOCI
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax beginning balance	127,335
Recognized against other comprehensive income	88,395
Recognized against profit or loss	0
Recognized against goodwill	0
Deferred tax ending balance	215,730
Losses Available For Offsetting Against Future Taxable Income
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax beginning balance	317,725
Recognized against other comprehensive income	0
Recognized against profit or loss	67,909
Recognized against goodwill	0
Deferred tax ending balance	385,634
Other temporary differences
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax beginning balance	107,364
Recognized against other comprehensive income	0
Recognized against profit or loss	166,261
Recognized against goodwill	0
Deferred tax ending balance	273,625
Tax deductible goodwill
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax beginning balance	111,298
Recognized against other comprehensive income	0
Recognized against profit or loss	(42,281)
Recognized against goodwill	0
Deferred tax ending balance	69,017
Share-based compensation
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax beginning balance	41,150
Recognized against other comprehensive income	0
Recognized against profit or loss	17,665
Recognized against goodwill	0
Deferred tax ending balance	58,815
Contingencies arising from business combinations
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax beginning balance	48,284
Recognized against other comprehensive income	0
Recognized against profit or loss	3,029
Recognized against goodwill	0
Deferred tax ending balance	51,313
Assets At Fair Value Through Profit Or Loss
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax beginning balance	(4,583)
Recognized against other comprehensive income	0
Recognized against profit or loss	3,590
Recognized against goodwill	0
Deferred tax ending balance	(993)
Technological Innovation Benefit
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax beginning balance	(18,493)
Recognized against other comprehensive income	0
Recognized against profit or loss	(13,064)
Recognized against goodwill	0
Deferred tax ending balance	(31,557)
Temporary differences under fundo de investimento em direitos creditorios
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax beginning balance	(69,556)
Recognized against other comprehensive income	0
Recognized against profit or loss	(78,368)
Recognized against goodwill	0
Deferred tax ending balance	(147,924)
Intangible assets and property and equipment arising from business combinations
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax beginning balance	(709,943)
Recognized against other comprehensive income	0
Recognized against profit or loss	28,325
Recognized against goodwill	(12,318)
Deferred tax ending balance	R$ (693,936)